PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET
6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consisted of the following:

	As of December 31,
	2024	2023
	US$	US$
Buildings and facilities	8,354	—
Machinery and R&D equipment	30,010	26,551
Molds and tooling	140,689	84,367
Motor vehicles	43,980	50,935
Office and electronic equipment	28,412	32,325
Purchased software	73,342	68,422
Leasehold improvements	47,467	35,506
Property, equipment and software	372,254	298,106
Less: Accumulated depreciation	(122,905)	(66,258)
Construction in progress(i)	67,098	122,769
Property, equipment and software, net	316,447	354,617

(i)Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Depreciation expenses on property, equipment and software were allocated to the following expense items:

	Year Ended December 31,
	2024	2023	2022
	US$	US$	US$
Cost of revenues	27,124	16,111	38
Research and development expenses	7,158	3,238	2,681
Selling and marketing expenses	22,984	18,350	5,476
General and administrative expenses	19,222	17,258	4,595
Total depreciation expenses	76,488	54,957	12,790

Property, equipment and software with carrying amount of US$37,287 were pledged as security for the exchangeable notes subject to further notice by the exchangeable notes holder as mentioned in note 15 as of December 31, 2023, which was cancelled in 2024.

Property, equipment and software of US$370 and nil were pledged for other short-term financing arrangements (note 10) as of December 31, 2024 and 2023, respectively.